THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825

[Pioneer logo]


                                                 April 3, 1998

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer Independence Plans (the "Trust")
              (File Nos. 333-42113 and 811-08551)
              CIK NO. 0001051008

Ladies and Gentlemen:

              Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I certify that the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in Pre-Effective Amendment No. 1 to the Trust's registration statement on Form S-6 filed electronically (Accession No. 0001016964-98-000018) on March 13, 1998. Pursuant to Rule 423 under the 1933 Act, the Trust's definitive prospectus is dated March 16, 1998.

              If you have any questions about this certification, please contact me at (617) 422-4966 (collect).

                                                 Very truly yours,



                                                 /s/ Mark Pietkiewicz
                                                 Mark Pietkiewicz
                                                 Senior Legal Product Manager

cc:           Ms. Tracey Howard
              Mr. Joseph P. Barri
              Mr. Mark P. Goshko

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Pioneering Management Corporation            Pioneer Capital Corporation
Pioneer Funds Distributor, Inc.              Teberebie Goldfields Limited
Pioneering Services Corporation              Pioneer Metals and Technology, Inc.